Retirement And Employee Stock Ownership Plans (Schedule Of Assumptions Used) (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Discount rate	6.00%	5.50%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%